United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/09

Date of Reporting Period:  Quarter ended 1/31/09

Item 1.                      Schedule of Investments
Federated Intermediate Corporate Bond Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$65,944	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$42,863
12,014		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	11,926
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $77,852)	54,789
		CORPORATE BONDS--87.3%
		Basic Industry - Chemicals--1.6%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	943,071
400,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	414,019
660,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	684,873
675,000		Praxair, Inc., 4.625%, 3/30/2015	700,830
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	377,497
		TOTAL	3,120,290
		Basic Industry - Metals & Mining--2.9%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	347,019
400,000		ArcelorMittal, 6.125%, 6/1/2018	314,492
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,017,018
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,315,562
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	751,622
705,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	621,107
705,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	594,142
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	372,993
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	509,280
		TOTAL	5,843,235
		Basic Industry - Paper--1.4%
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,036,420
900,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	753,142
		TOTAL	2,789,562
		Capital Goods - Aerospace & Defense--1.0%
555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	551,655
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	237,000
320,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	328,112
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	850,549
		TOTAL	1,967,316
		Capital Goods - Building Materials--0.3%
640,000		RPM International, Inc., 6.50%, 2/15/2018	557,298
		Capital Goods - Diversified Manufacturing--3.8%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	838,500
560,000		Dover Corp., Note, 5.45%, 3/15/2018	572,802
330,000		Emerson Electric Co., 4.875%, 10/15/2019	326,973
510,000		Harsco Corp., 5.75%, 5/15/2018	517,953
650,000		Hubbell, Inc., 5.95%, 6/1/2018	624,014
1,120,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,133,090
480,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	454,356
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	695,132
660,000		Textron Financial Corp., 5.40%, 4/28/2013	491,317
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	207,932
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	727,284
1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	967,312
		TOTAL	7,556,665
		Capital Goods - Environmental--0.3%
500,000		Waste Management, Inc., 7.375%, 8/1/2010	515,002
		Communications - Media & Cable--2.5%
2,300,000		Comcast Corp., 7.125%, 6/15/2013	2,373,717
1,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,910,039
675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	630,923
		TOTAL	4,914,679
		Communications - Media Noncable--0.6%
1,055,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,123,291
10,000		News America, Inc., 6.65%, 11/15/2037	9,649
		TOTAL	1,132,940
		Communications - Telecom Wireless--1.7%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,531,736
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	753,600
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	245,299
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	854,632
		TOTAL	3,385,267
		Communications - Telecom Wirelines--2.4%
260,000		AT&T, Inc., 6.70%, 11/15/2013	279,964
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,357,433
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,724,078
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	301,444
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,043,917
		TOTAL	4,706,836
		Consumer Cyclical - Automotive--1.5%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	856,913
500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	477,621
250,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	229,136
1,500,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,485,707
		TOTAL	3,049,377
		Consumer Cyclical - Entertainment--0.9%
180,000		International Speedway Corp., 4.20%, 4/15/2009	178,787
940,000		International Speedway Corp., 5.40%, 4/15/2014	818,377
730,000		Time Warner, Inc., 5.50%, 11/15/2011	713,557
		TOTAL	1,710,721
		Consumer Cyclical - Lodging--0.1%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	223,140
		Consumer Cyclical - Retailers--1.5%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	508,805
398,745	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	285,683
375,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	388,181
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	926,735
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	691,683
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	176,771
		TOTAL	2,977,858
		Consumer Cyclical - Services--1.3%
2,025,000		Boston University, 7.625%, 7/15/2097	2,531,687
		Consumer Non-Cyclical Food/Beverage--1.7%
1,500,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,707,958
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,577
335,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	356,043
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,066,999
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	258,187
		TOTAL	3,394,764
		Consumer Non-Cyclical Health Care--0.9%
400,000		Baxter International, Inc., 6.25%, 12/1/2037	425,638
540,000		Covidien International Finance SA, 6.55%, 10/15/2037	530,765
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	756,650
		TOTAL	1,713,053
		Consumer Non-Cyclical Products--0.7%
670,000		Philips Electronics NV, 4.625%, 3/11/2013	647,094
800,000		Whirlpool Corp., 5.50%, 3/1/2013	696,174
		TOTAL	1,343,268
		Consumer Non-Cyclical Supermarkets--0.6%
450,000		Kroger Co., 7.25%, 6/1/2009	454,462
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	305,473
505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	504,056
		TOTAL	1,263,991
		Consumer Non-Cyclical Tobacco--0.4%
730,000		Philip Morris International, Inc., 5.65%, 5/16/2018	732,530
		Energy - Independent--2.8%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	703,732
290,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	261,760
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,302,744
500,000		Devon Energy Corp., 6.30%, 1/15/2019	508,745
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	155,072
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,425,938
356,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	355,114
514,364	[1,2]	Tengizchevroil LLP, (Series 144A), 6.124%, 11/15/2014	411,491
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	226,172
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	345,829
		TOTAL	5,696,597
		Energy - Integrated--2.0%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,086
1,270,000		Hess Corp., 7.00%, 2/15/2014	1,290,111
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	927,512
727,836	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	694,465
1,100,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,118,370
		TOTAL	4,041,544
		Energy - Oil Field Services--0.5%
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	564,375
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	494,124
		TOTAL	1,058,499
		Energy - Refining--0.2%
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	464,105
		Financial Institution - Banking--17.1%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,003,243
4,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	3,794,022
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	654,500
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,086,891
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,597,034
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	272,162
1,610,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	1,669,495
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,394,000
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	1,980,870
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,258,612
1,510,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,526,851
1,400,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,444,881
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	853,414
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,902,650
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	621,374
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	407,038
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	150,339
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,000,369
960,000		Popular North America, Inc., 5.65%, 4/15/2009	954,452
3,822,222	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,507,332
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,396,958
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	591,811
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,387,635
870,000		Wachovia Corp., 5.75%, 2/1/2018	859,338
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,036,010
900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	970,567
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	871,458
		TOTAL	34,193,306
		Financial Institution - Brokerage--9.1%
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,154,345
2,210,000		Blackrock, Inc., 6.25%, 9/15/2017	2,166,128
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	477,696
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	2,787,742
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	834,227
3,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	3,034,909
2,550,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,381,710
320,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	243,591
375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	240,065
700,000	[4,5]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	101,500
940,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	136,300
335,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	333,987
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	928,367
400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	348,268
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	557,214
1,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	1,664,500
390,000		Nuveen Investments, 5.00%, 9/15/2010	235,950
390,000		Nuveen Investments, 5.50%, 9/15/2015	86,775
437,349	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	432,565
		TOTAL	18,145,839
		Financial Institution - Finance Noncaptive--5.1%
1,000,000		American Express Credit Corp., 5.875%, 5/2/2013	976,373
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	551,250
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	892,500
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	593,002
830,000		Capmark Financial Group, Inc., Company Guarantee, (Series WI), 6.30%, 5/10/2017	274,529
2,500,000		General Electric Capital Corp., 6.875%, 1/10/2039	2,221,429
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,142,214
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	664,600
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	951,700
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	157,530
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,298,994
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	377,500
		TOTAL	10,101,621
		Financial Institution - Insurance - Health--1.6%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	298,260
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,536,197
555,000		CIGNA Corp., 6.35%, 3/15/2018	495,178
1,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	953,450
		TOTAL	3,283,085
		Financial Institution - Insurance - Life--1.4%
735,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	718,206
600,000		Prudential Financial, Inc., 5.15%, 1/15/2013	564,737
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	306,229
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,158,312
		TOTAL	2,747,484
		Financial Institution - Insurance - P&C--3.4%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	591,570
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	876,840
190,000		CNA Financial Corp., 6.50%, 8/15/2016	137,636
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	364,872
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	184,044
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	494,431
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,162,344
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	764,811
720,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	717,925
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	233,348
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	194,857
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,050,000
		TOTAL	6,772,678
		Financial Institution - REITs--1.7%
300,000		AMB Property LP, 6.30%, 6/1/2013	192,963
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	279,365
425,000		Liberty Property LP, 6.625%, 10/1/2017	305,773
860,000		Prologis, Note, 5.25%, 11/15/2010	666,293
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	413,256
400,000		Simon Property Group LP, 6.125%, 5/30/2018	302,813
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,244,144
		TOTAL	3,404,607
		Municipal Services--0.5%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	376,421
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	660,619
		TOTAL	1,037,040
		Sovereign--1.0%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,072,116
		Technology—2.9%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	312,466
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	346,598
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	555,561
780,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	675,991
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,360,908
450,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	468,269
160,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	172,496
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	479,808
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	441,997
970,000		Oracle Corp., 6.50%, 4/15/2038	1,059,078
		TOTAL	5,873,172
		Transportation - Airlines--0.4%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	468,150
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	331,042
		TOTAL	799,192
		Transportation - Railroads--0.7%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	239,200
653,200		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	695,259
300,000	[1,2]	Norfolk Southern Corp., 5.75%, 1/15/2016	288,181
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	237,098
30,000		Union Pacific Corp., 4.875%, 1/15/2015	28,388
		TOTAL	1,488,126
		Transportation - Services--0.6%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	505,010
700,000		Ryder System, Inc., 5.95%, 5/2/2011	660,881
		TOTAL	1,165,891
		Utility - Electric--5.2%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	328,293
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,400,365
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	418,380
160,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	160,292
770,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	796,744
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,511,250
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	443,144
1,143,710	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,066,405
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,387,839
375,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	358,967
730,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	746,479
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	350,829
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	598,271
740,000		Union Electric Co., 6.00%, 4/1/2018	702,699
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	131,892
		TOTAL	10,401,849
		Utility - Natural Gas Distributor--1.2%
2,000,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,951,525
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	482,935
		TOTAL	2,434,460
		Utility - Natural Gas Pipelines--1.8%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	697,836
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	966,105
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	726,962
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,174,189
		TOTAL	3,565,092
		TOTAL CORPORATE BONDS (IDENTIFIED COST $196,357,112)	174,175,782
		GOVERNMENTS/AGENCIES--1.3%
		Sovereign--1.3%
1,500,000		Brazil, Government of, 6.00%, 1/17/2017	1,492,500
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,142,562
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,455,326)	2,635,062
		U.S. TREASURY--2.2%
4,000,000		United States Treasury Note, 3.75%, 11/15/2018 (IDENTIFIED COST $4,439,634)	4,305,640
		MUTUAL FUND--8.6%
17,116,221	[6,7]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	17,116,221
		TOTAL INVESTMENTS --- 99.4% (IDENTIFIED COST 220,446,145)[8]	198,287,494
		OTHER ASSETS AND LIABILITIES – NET – 0.6%[9]	1,279,975
		TOTAL NET ASSETS – 100%	$199,567,469

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $24,261,559, which represented 12.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $24,261,559, which represented 12.2% of total net assets.

3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Affiliated company.
7	7-Day net yield.
8
At January 31, 2009, the cost of investments for federal tax purposes was $220,446,145. The net unrealized depreciation of investments for federal tax purposes was $22,158,651. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,121,322 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,279,973.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$17,116,221
Level 2 – Other Significant Observable Inputs	181,171,273
Level 3 – Significant Unobservable Inputs	---
Total	$198,287,494

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Federated Short-Term Income Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES--2.7%
		Federal Home Loan Mortgage Corporation--0.7%
$33,528	[1]	FHLMC ARM 390260, 4.023%, 10/01/2030	$33,549
168,769	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	172,936
14,190	[1]	FHLMC ARM 420196, 5.311%, 11/01/2030	14,540
54,342	[1]	FHLMC ARM 606116, 30 Year, 4.826%, 9/1/2019	54,983
1,371,386	[1]	FHLMC ARM 780443, 5.141%, 3/01/2033	1,376,833
69,192	[1]	FHLMC ARM 785167, 4.945%, 12/01/2018	69,944
		TOTAL	1,722,785
		Federal National Mortgage Association--2.0%
74,034	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	75,885
1,197,257	[1]	FNMA ARM 544843, 4.958%, 10/01/2027	1,212,930
810,982	[1]	FNMA ARM 544852, 4.951%, 4/01/2028	822,176
814,238	[1]	FNMA ARM 544884, 4.929%, 5/01/2034	825,237
1,590,600	[1]	FNMA ARM 556379, 3.453%, 5/01/2040	1,597,931
423,403	[1]	FNMA ARM 556388, 3.453%, 5/01/2040	425,371
		TOTAL	4,959,530
		Government National Mortgage Association--0.0%
27,702	[1]	GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022	28,197
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,729,571)	6,710,512
		ASSET-BACKED SECURITIES—32.0%
		Auto Receivables--14.9%
936,115		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	908,796
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,114,485
2,500,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 0.573%, 8/15/2013	2,385,561
34,571		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	34,593
2,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 0.343%, 12/15/2012	1,602,710
1,589,535		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,530,880
632,069		Fifth Third Auto Trust 2008-1, Class A2B, 1.58%, 2/15/2011	623,543
1,500,000		Harley-Davidson Motocycle Trust 2007-3, Class A3, 0.68%, 6/15/2012	1,488,652
619,035		Harley-Davidson Motorcycle Trust 2004-3, Class A2, 3.20%, 5/15/2012	591,752
423,600		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	417,665
98,611		Honda Auto Receivables Owner Trust 2006-2, Class A3, 5.30%, 7/21/2010	98,909
809,649		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	782,006
2,750,000		Huntington Auto Trust 2008-1, Class A3B, 1.83%, 4/16/2012	2,624,459
91,045		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	88,013
536,995		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	509,427
3,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	2,979,977
1,000,000		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	944,232
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,194,848
2,000,000		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,972,152
1,552,878		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,432,446
515,160		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	499,480
914,939		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	905,992
140,317		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010	140,567
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	995,581
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,780,084
1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	999,617
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,207,440
607,481		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	598,924
1,214,962		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.20%, 3/21/2011	1,188,810
2,313,942		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	2,296,927
2,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.633%, 10/15/2012	1,842,816
		TOTAL	36,781,344
		Credit Card—11.5%
2,000,000	[2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.48%, 8/15/2013	1,687,692
1,405,000		American Express Credit Account Master Trust, Class A, 0.42%, 3/15/2012	1,385,891
1,000,000		American Express Issuance Trust 2007-1 A, 9/15/2011, Class A, 0.53%, 9/15/2011	949,990
1,750,000		American Express Issuance Trust 2008-2 2008-2 A, 2/16/2010, Class A, 4.02%, 1/18/2011	1,745,452
2,000,000		Bank Of America Credit Card T 2008-A9, 7/16/2012, Class A9, 4.07%, 7/16/2012	1,995,808
1,000,000		Bank Of America Credit Card Trust 2007-B1 B1, Class B1, 0.41%, 6/15/2012	862,610
550,000		Bank Of America Credit Card Trust 2007-B5 B5, Class B5, 0.93%, 3/15/2012	495,342
800,000		Bank One Issuance Trust 2004-B1, Class B1, 0.65%, 3/15/2012	747,390
1,000,000		Bank One Issuance Trust 2004-B2, Class B2, 4.37%, 4/15/2012	941,204
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,044,361
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.623%, 6/15/2014	551,349
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,711,427
1,000,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 0.42%, 3/15/2012	955,485
1,830,000		Capital One Multi-Asset Execution Trust 2004-B6, Class B6, 4.15%, 7/16/2012	1,703,299
2,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 0.58%, 9/15/2011	1,978,423
1,500,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 0.70%, 11/15/2012	1,198,050
1,740,000		Citibank Credit Card Issuance Trust 2006-B1, Class B1, 0.54%, 3/7/2011	1,716,073
2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 1.05%, 11/7/2014	1,430,617
927,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	760,479
3,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.38%, 8/15/2012	2,657,227
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.52%, 8/15/2012	776,606
		TOTAL	28,294,775
		Equipment Lease--1.9%
1,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.22%, 12/15/2014	869,109
603,459	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	604,006
1,716,872		Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50% 3/25/2025	1,583,282
1,537,901		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	1,549,466
		TOTAL	4,605,863
		Home Equity Loan--3.0%
65,944	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	42,863
1,440,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.75%, 7/25/2035	1,072,898
21,510		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.81%, 1/15/2028	20,641
1,302,373		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.61%, 9/20/2023	638,375
163,879		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.65%, 11/25/2036	122,462
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,268,729
12,693		JP Morgan Mortgage Acquisition Corp. 2006-WF1, Class A1B, 0.49%, 7/25/2036	12,490
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.07%, 11/25/2034	582,430
328,248	[2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
14,195		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	14,091
547,051		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	525,544
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,542,862
777,900		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.43%, 7/25/2035	747,603
237,700	[2,3]	Quest Trust 2004 - X1, Class A, 0.72%, 3/25/2034	169,179
71,259		Residential Asset Securities Corp. 2006-EMX6, Class A1, 0.45%, 7/25/2036	70,860
586,699		Saxon Asset Securities Trust 2006-2, Class A3B, 0.48%, 9/25/2036	579,275
1,519,279	[2,3,4]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	15,193
		TOTAL	7,457,089
		Manufactured Housing--0.3%
799,259		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	743,824
		Other--0.3%
722,823		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	724,958
		Rate Reduction Bond--0.1%
263,880		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	264,460
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $88,180,802)	78,872,313
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.0%
		Commercial Mortgage--1.6%
1,089,837		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	931,033
1,109,436		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.990%, 4/18/2029	56,425
1,149,926		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	990,299
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	1,884,598
		TOTAL	3,862,355
		Federal Home Loan Mortgage Corporation--1.7%
6,308		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	6,286
109,010		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	110,506
136,979		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	137,346
161,245		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	166,514
156,442		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	163,276
292,147		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	294,914
1,650,098		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.683%, 2/15/2018	1,619,254
326,118		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	328,465
372,929		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	355,949
317,490		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	309,979
131,591		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	132,608
391,610		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	396,557
285,506		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	288,410
		TOTAL	4,310,064
		Federal National Mortgage Association--2.0%
257,580		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	283,057
5,542		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,948
140,678		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	147,688
130,883		Federal National Mortgage Association REMIC 1993-113 SB, 4.00%,7/25/2023	147,689
9,355		Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	9,687
36,145		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	37,083
153,285		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	156,885
863,125		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	895,847
116,098		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	120,804
524,118		Federal National Mortgage Association REMIC 2002-52 FG, 0.889%, 9/25/2032	509,099
703,371		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	708,505
149,627		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	142,661
222,692		Federal National Mortgage Association REMIC 2003-47 FP, 0.739%, 9/25/2032	220,417
266,776		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	250,732
583,839		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	591,809
204,221		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	209,765
288,477		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	311,684
188,099		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	199,708
		TOTAL	4,949,068
		Non-Agency Mortgage--2.7%
1,051,937		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	929,675
54,094		Banc of America Mortgage Securities 2003-B, Class 2A2, 6.294%, 3/25/2033	30,138
219,937	[2]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.645%, 2/3/2029	59,383
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	154,726
1,876,309		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,696,457
526,463		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	392,889
164,521		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	137,603
217,364	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	130,419
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.6594%, 2/25/2037	150,013
466,022		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	335,875
659,590		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.778%, 9/25/2034	417,230
42,507		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	35,255
323,776		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	352,333
33,735	[2,3]	SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 6.112%, 1/28/2027	16,868
593,626		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	621,009
1,401,471		Washington Mutual 2006-AR15, Class 1A, 2.893%, 11/25/2046	479,447
1,410,769		Washington Mutual 2006-AR17, Class 1A, 2.873%, 12/25/2046	490,833
167,514		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.275%, 7/25/2034	121,841
		TOTAL	6,551,994
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,526,955)	19,673,481
		CORPORATE BONDS--31.6%
		Basic Industry - Chemicals--0.9%
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,293,810
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	938,865
		TOTAL	2,232,675
		Basic Industry - Metals & Mining--0.4%
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,017,018
		Capital Goods - Aerospace & Defense--1.5%
1,000,000	[2,3]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	993,974
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,296,514
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	384,506
1,000,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,005,030
		TOTAL	3,680,024
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,281,613
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	968,180
		TOTAL	2,249,793
		Communications - Media Noncable--0.7%
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 2.326%, 6/15/2010	1,720,071
		Communications - Telecom Wireless--1.4%
1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,251,562
1,250,000	[2,3]	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,241,963
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	950,534
		TOTAL	3,444,059
		Communications - Telecom Wirelines--1.1%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,083,882
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	482,935
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,043,917
		TOTAL	2,610,734
		Consumer Cyclical - Automotive--1.3%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,194,053
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	458,272
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,485,707
		TOTAL	3,138,032
		Consumer Cyclical - Entertainment--0.8%
1,000,000		Time Warner, Inc., Floating Rate Note, 2.405%, 11/13/2009	981,009
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,068,073
		TOTAL	2,049,082
		Consumer Cyclical - Retailers--1.6%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,035,149
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,064,128
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	700,058
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,049,582
		TOTAL	3,848,917
		Consumer Non-Cyclical Food/Beverage—2.3%
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,138,639
1,000,000		General Mills, Inc., 5.65%, 9/10/2012	1,048,728
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,539,413
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,066,999
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	998,520
		TOTAL	5,792,299
		Consumer Non-Cyclical Health Care--0.3%
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	729,134
		Consumer Non-Cyclical Pharmaceuticals--0.4%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	911,445
		Consumer Non-Cyclical Products--0.9%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,207,265
1,000,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,065,291
		TOTAL	2,272,556
		Consumer Non-Cyclical Supermarkets--0.9%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,169,695
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,009,916
		TOTAL	2,179,611
		Energy - Independent--0.1%
237,600	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	236,743
		Energy - Integrated--0.3%
833,400	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	795,188
		Energy - Refining—0.5%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,244,324
		Financial Institution - Banking--3.8%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,747,953
1,000,000	[2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	444,172
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,260,243
300,000		Citigroup, Inc., 4.625%, 8/3/2010	291,028
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	933,060
1,000,000		Household Finance Corp., 7.00%, 5/15/2012	1,027,150
1,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.750%, 2/1/2011	1,032,058
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,271,995
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,500,345
		TOTAL	9,508,004
		Financial Institution - Brokerage--0.9%
1,000,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	987,582
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,245,235
		TOTAL	2,232,817
		Financial Institution - Finance Noncaptive--2.4%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,220,466
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,260,853
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	359,240
1,250,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	1,261,939
1,000,000		HSB Capital I, Company Guarantee, 2.004%, 7/15/2027	445,000
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,464,375
		TOTAL	6,011,873
		Financial Institution - Insurance – Health--0.7%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	497,100
1,250,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,253,706
		TOTAL	1,750,806
		Financial Institution - Insurance - Life—0.4%
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	941,229
		Financial Institution - Insurance - P&C--0.3%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	656,250
		Financial Institution - REITs--0.7%
2,300,000		Prologis, Note, 5.25%, 11/15/2010	1,781,946
		Technology--2.6%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,589,976
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,228,033
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,063,447
1,250,000		IBM Corp., Note, 4.375%, 6/1/2009	1,262,729
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,322,354
		TOTAL	6,466,539
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,012,562
		Utility - Electric--2.6%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,056,345
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,022,454
1,000,000	[2,3]	Electricite De France, 5.50%, 1/26/2014	1,034,733
1,000,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	997,923
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,259,957
		TOTAL	6,371,412
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,219,703
		TOTAL CORPORATE BONDS (IDENTIFIED COST $79,514,466)	78,104,846
		GOVERNMENT AGENCIES--9.4%
		Federal Home Loan Mortgage Corporation--7.3%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,511,577
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,427,957
		TOTAL	17,939,534
		Federal National Mortgage Association--2.1%
5,000,000	[5]	Federal National Mortgage Association, 3.875%, 7/12/2013	5,295,698
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,963,581)	23,235,232
		MORTGAGE-BACKED SECURITIES--0.5%
		Federal Home Loan Mortgage Corporation--0.2%
178		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	178
83,352		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	88,550
62,480		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	65,468
248,272		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	255,737
16,366		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	16,683
63,020		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	65,389
41,639		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	44,363
		TOTAL	536,368
		Federal National Mortgage Association--0.2%
278,914		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	281,661
31,380		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	32,866
44,623		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	46,974
169,673		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	177,632
		TOTAL	539,133
		Government National Mortgage Association--0.1%
71,847		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	75,420
566		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	574
19,999		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	21,780
109,560		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	112,124
		TOTAL	209,898
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,286,813)	1,285,399
		U.S. TREASURY--2.1%
5,000,000		United States Treasury Note, 3.125%, 9/30/2013 (IDENTIFIED COST $5,086,915)	5,305,078
		MUTUAL FUNDS –16.2%[6]
1,242,456		Federated Mortgage Core Portfolio	12,275,463
1,053,785		High Yield Bond Portfolio	5,068,708
22,610,425	[7,8]	Prime Value Obligations Fund, Institutional Shares, 1.75%	22,610,425
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $40,058,270)	39,954,596
		TOTAL INVESTMENTS – 102.5% (IDENTIFIED COST $268,347,373)[9]	253,141,457
		OTHER ASSETS AND LIABILITIES – NET – (2.5)%[10]	(6,305,535)
		TOTAL NET ASSETS – 100%	$246,835,922

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At January 31, 2009, these restricted securities amounted to $11,851,887, which represented 4.8% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”).  At January 31, 2009, these liquid restricted securities amounted to $11,630,491, which represented 4.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	C-BASS ABS LLC (Series 1999-3), Class B1, 6.645%, 2/3/2029	7/9/1999	$ 178,229	$ 59,383
	Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	1/7/1993	$ 206,965	$ 130,419
	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662	$ 31,594
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by an under the general supervision of the Trustees.
5	All or a portion of this securities is temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$5,295,698	$5,487,000
6	Affiliated companies.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9
At January 31, 2009, the cost of investments for federal tax purposes was $268,347,373. The net unrealized depreciation of investments for federal tax purposes was $15,205,916. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,378,357 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,584,273.

10	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 39,954,596
Level 2 – Other Significant Observable Inputs	213,140,074
Level 3 – Significant Unobservable Inputs	46,787
Total	$ 253,141,457

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of May 1, 2008	$45,578
Change in unrealized depreciation	(30,385)
Transfers in and/or out of Level 3	31,594
Balance as of January 31, 2009	$46,787

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
NIM	--Net Interest Margin
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Income Securities Trust

By                      /S/ Richard A. Novak, Principal Financial Officer___

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue, Principal Executive Officer______

J. Christopher Donahue, Principal Executive Officer

Date                      March 23, 2009

By                      /S/ Richard A. Novak, Principal Financial Officer______

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009